Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Reconciliation of Liability For Future Policy Benefits (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Liability for Future Policy Benefit, Activity [Line Items]
The liability for future policy benefits, after reinsurance recoverable	¥ 1,430,462	¥ 1,331,671	¥ 1,308,456
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Balance at beginning of year	894,537	926,910	909,868
Beginning balance at original discount rate	865,333	872,572	843,892
Effect of changes in cash flow assumptions	(6,213)	126	21,353
Effect of actual variances from expected experience	1,418	2,495	2,351
Adjusted beginning balance	860,538	875,193	867,596
Issuances	94,169	76,519	82,105
Interests	10,840	11,715	12,490
Net premium earned	(106,300)	(101,554)	(96,605)
Actual variances from cash flow assumptions	(550)	(385)	(299)
Derecognition	262	3,845	7,285
Effect of changes in foreign exchange rate	0	0	0
Ending balance at original discount rate	858,959	865,333	872,572
Effect of changes in discount rates	14,079	29,204	54,338
Ending balances	873,038	894,537	926,910
Balances at beginning of year	1,571,886	1,591,268	1,526,258
Beginning balance at original discount rate	1,598,009	1,535,018	1,437,596
Effect of changes in cash flow assumptions	(7,962)	1,506	22,525
Adjusted beginning balances	1,590,047	1,536,524	1,460,121
Issuances	94,169	76,519	82,105
Interests	23,981	24,023	23,867
Insurance claims paid	(52,161)	(45,075)	(42,897)
Actual variances from cash flow assumptions	(11,644)	(12,376)	(12,698)
Derecognition	13,751	18,394	24,520
Effect of changes in foreign exchange rate	0	0	0
Ending balances at original discount rate	1,658,143	1,598,009	1,535,018
Effect of changes in discount rates	(92,266)	(26,123)	56,250
Ending balance	1,565,877	1,571,886	1,591,268
Net liability for future policy benefits	692,839	677,349	664,358
Deferred profit liabilities	47,068	35,770	26,173
Subtotal	739,907	713,119	690,531
Less: Reinsurance recoverable	211	215	210
The liability for future policy benefits, after reinsurance recoverable	739,696	712,904	690,321
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Balance at beginning of year	1,389,063	1,380,953	1,377,265
Beginning balance at original discount rate	1,338,398	1,285,377	1,261,182
Effect of changes in cash flow assumptions	3,634	48,389	28,690
Effect of actual variances from expected experience	2,865	22,851	1,414
Adjusted beginning balance	1,344,897	1,356,617	1,291,286
Issuances	52,510	83,982	86,304
Interests	18,439	18,762	19,412
Net premium earned	(119,416)	(117,670)	(114,874)
Actual variances from cash flow assumptions	(862)	(710)	(652)
Derecognition	(6,423)	(2,583)	3,901
Effect of changes in foreign exchange rate	0	0	0
Ending balance at original discount rate	1,289,145	1,338,398	1,285,377
Effect of changes in discount rates	17,574	50,665	95,576
Ending balances	1,306,719	1,389,063	1,380,953
Balances at beginning of year	1,918,462	1,922,003	1,877,906
Beginning balance at original discount rate	1,887,744	1,793,991	1,708,857
Effect of changes in cash flow assumptions	4,600	53,098	29,515
Adjusted beginning balances	1,892,344	1,847,089	1,738,372
Issuances	52,510	83,982	86,304
Interests	28,159	27,839	27,677
Insurance claims paid	(70,513)	(96,364)	(65,052)
Actual variances from cash flow assumptions	(7,465)	20,178	(6,083)
Derecognition	695	5,020	12,773
Effect of changes in foreign exchange rate	0	0	0
Ending balances at original discount rate	1,895,730	1,887,744	1,793,991
Effect of changes in discount rates	(51,131)	30,718	128,012
Ending balance	1,844,599	1,918,462	1,922,003
Net liability for future policy benefits	537,880	529,399	541,050
Deferred profit liabilities	68,539	61,668	54,801
Subtotal	606,419	591,067	595,851
Less: Reinsurance recoverable	0	0	0
The liability for future policy benefits, after reinsurance recoverable	606,419	591,067	595,851
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Balance at beginning of year	374,951	422,753	366,081
Beginning balance at original discount rate	409,847	438,079	355,835
Effect of changes in cash flow assumptions	2,106	(6,975)	662
Effect of actual variances from expected experience	(2,531)	(1,957)	(209)
Adjusted beginning balance	409,422	429,147	356,288
Issuances	43,378	22,660	77,532
Interests	12,405	10,966	9,263
Net premium earned	(61,594)	(60,198)	(49,290)
Actual variances from cash flow assumptions	(1,222)	(1,274)	(8)
Derecognition	(32,681)	(33,441)	2,610
Effect of changes in foreign exchange rate	54,478	41,987	41,684
Ending balance at original discount rate	424,186	409,847	438,079
Effect of changes in discount rates	(34,522)	(34,896)	(15,326)
Ending balances	389,664	374,951	422,753
Balances at beginning of year	387,073	437,464	366,081
Beginning balance at original discount rate	573,616	543,504	402,552
Effect of changes in cash flow assumptions	1,782	(6,296)	626
Adjusted beginning balances	575,398	537,208	403,178
Issuances	43,378	22,660	77,532
Interests	17,649	14,552	11,125
Insurance claims paid	(17,757)	(13,370)	(1,631)
Actual variances from cash flow assumptions	11,794	9,002	(329)
Derecognition	(49,973)	(47,189)	2,533
Effect of changes in foreign exchange rate	78,728	50,753	51,096
Ending balances at original discount rate	659,217	573,616	543,504
Effect of changes in discount rates	(212,136)	(186,543)	(106,040)
Ending balance	447,081	387,073	437,464
Net liability for future policy benefits	57,417	12,122	14,711
Deferred profit liabilities	26,930	15,578	7,573
Subtotal	84,347	27,700	22,284
Less: Reinsurance recoverable	0	0	0
The liability for future policy benefits, after reinsurance recoverable	¥ 84,347	¥ 27,700	¥ 22,284